SHAREHOLDERS' EQUITY (Details)	1 Months Ended			12 Months Ended					1 Months Ended			1 Months Ended		1 Months Ended
	Feb. 28, 2012 USD ($)	Jul. 31, 2010 USD ($)	Dec. 31, 2008 USD ($) Y	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 03, 2008 USD ($)	Jul. 31, 2009 Goldex mine USD ($)	Nov. 30, 2011 Grayd	Nov. 18, 2011 Grayd USD ($)	May 31, 2009 Abitibi USD ($) claim	May 26, 2009 Abitibi	Jul. 31, 2010 Meliadine Mine Project	Jul. 06, 2010 Meliadine Mine Project USD ($)
SHAREHOLDERS' EQUITY
Issued common shares including treasury shares				170,859,604	168,763,496
Treasury shares related to restricted share unit plan				45,868	43,141
Dividends declared (in dollars per share)	$ 0.2			$ 0	$ 0.64	$ 0.18
Shares issued under flow-through share private placements						358,900	358,900
Increase in share capital due to common shares issued under flow-through share private placements, net of issuance costs (in dollars)						$ 19,200,000
Amount renounced to investors for income tax purposes (in dollars)							30,600,000
Units issued in private placement (in shares)			9,200,000
Common shares included in each unit of private placement			1
Common share purchase warrants included in each unit of private placement			0.5
Warrant exercise price (in dollars per share)								$ 47.25
Warrant exercise period (in years)			5
Additional warrants issued as consideration for the lead purchaser's commitment (in shares)			4,000,000
Net proceeds from private placement (in dollars)			281,000,000
Share issuance costs (in dollars)			8,800,000
Additional common shares issued if all outstanding warrants are exercised			8,600,000
Business and Properties Acquisition
Number of shares issued for acquisition of mining claims and properties		15,000							18,000	1,250,477		15,825		10,210,848
Cost of acquisition of mining located in Abitibi region of Quebec (in dollars)												900,000
Agnico-Eagle shares issued for acquisition (in dollars)											56,146,000				579,000,000
Percentage of interest acquired in mining located in Abitibi region of Quebec													100.00%
Number of mining claims acquired												52
Amount received per share for shares issued under options granted by predecessor to the Company (in dollars per share)									$ 500
Amount received as consideration for shares issued in connection with the exercise of an option granted relating to the acquisition of certain properties relating to the Goldex Mine (in dollars)		800,000
Accumulated other comprehensive income (loss), net of tax
Cumulative translation adjustment from electing US dollar as principal reporting currency				(16,206,000)	(16,206,000)
Unrealized gain on available-for-sale securities				16,350,000	48,151,000
Unrealized loss on derivative contracts				(4,404,000)
Unrealized loss on pension liability				(5,219,000)	(4,420,000)
Tax effect of unrealized loss on derivative contracts				1,491,000
Tax effect of unrealized loss on pension liability				882,000	865,000
Realized gain on disposition of available-for-sale securities reclassified due to disposition of securities				$ 4,900,000	$ 19,500,000	$ 10,100,000
Net income (loss) per share
Weighted average number of common shares outstanding - basic				169,352,896	162,342,686	155,942,151	155,942,151
Add : Dilutive impact of employee stock options (in shares)					1,192,530	1,256,103	1,256,103
Dilutive impact of warrants (in shares)					2,263,902	1,392,752	1,392,752
Dilutive impact of shares related to RSU plan					43,141	29,882	29,882
Weighted average number of common shares outstanding - diluted				169,352,896	165,842,259	158,620,888	158,620,888
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)					58,750	42,500	42,500